Total
AMCAP FUND
AMCAP Fund
Investment objective
The fund’s investment objective is to provide you with long-term growth of capital.
Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 32 of the prospectus and on page 71 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - AMCAP FUND	Class A		Class 529-A		Class C	Class 529-C	Class 529-E	Class 529-T	Class T	Class F-1	Class 529-F-1	Class F-2	Class F-3	Class 529-F-2	Class 529-F-3	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6	Class R-2E	Class R-5E
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		3.50%		none	none	none	2.50%	2.50%	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00%	[1]	1.00%	[1]	1.00%	1.00%	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none		none		none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Redemption or exchange fees	none		none		none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AMCAP FUND	Class A	Class C	Class T		Class F-1	Class F-2	Class F-3	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class 529-F-2	Class 529-F-3	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
Management fees	0.30%	0.30%	0.30%		0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Distribution and/or service (12b-1) fees	0.24%	0.99%	0.25%		0.24%	none	none	0.23%	1.00%	0.50%	0.25%	0.25%	none	none	1.00%	0.75%	0.60%	0.50%	0.25%	none	none	none
Other expenses	0.13%	0.13%	0.13%	[1]	0.18%	0.15%	0.04%	0.18%	0.18%	0.14%	0.17%	0.23%	0.14%	0.09%	0.13%	0.38%	0.23%	0.18%	0.13%	0.19%	0.09%	0.04%
Total annual fund operating expenses	0.67%	1.42%	0.68%		0.72%	0.45%	0.34%	0.71%	1.48%	0.94%	0.72%	0.78%	0.44%	0.39%	1.43%	1.43%	1.13%	0.98%	0.68%	0.49%	0.39%	0.34%
[1]	Restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - AMCAP FUND - USD ($)	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class 529-F-2	Class 529-F-3	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
1 year	$ 640	$ 245	$ 318	$ 74	$ 46	$ 35	$ 420	$ 251	$ 96	$ 322	$ 80	$ 45	$ 40	$ 146	$ 146	$ 115	$ 100	$ 69	$ 50	$ 40	$ 35
3 years	777	449	462	230	144	109	569	468	300	474	249	141	125	452	452	359	312	218	157	125	109
5 years	927	776	619	401	252	191	731	808	520	641	433	246	219	782	782	622	542	379	274	219	191
10 years	$ 1,362	$ 1,497	$ 1,075	$ 894	$ 567	$ 431	$ 1,202	$ 1,278	$ 1,155	$ 1,122	$ 966	$ 555	$ 493	$ 1,713	$ 1,713	$ 1,375	$ 1,201	$ 847	$ 616	$ 493	$ 431

For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Expense Example No Redemption - AMCAP FUND - USD ($)	Class C	Class 529-C
1 year	$ 145	$ 151
3 years	449	468
5 years	776	808
10 years	$ 1,497	$ 1,278

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in common stocks of U.S. companies that have solid long-term growth records and the potential for good future growth. The fund may invest in common stocks and other securities outside the United States to a limited extent.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks
Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Prior to October 30, 2020, certain fees, such as 12b-1 fees, were not charged on Class 529-F-1 shares. If these expenses had been deducted, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results.

Calendar year total returns for Class F-2 shares (Class F-2 shares are not subject to sales charges.)

Highest/Lowest quarterly results during this period were:

Highest 23.20% (quarter ended June 30, 2020)

Lowest -19.54% (quarter ended June 30, 2022)

The fund's total return for the three months ended March 31, 2024, was 10.77%.

Average annual total returns For the periods ended December 31, 2023:
Average Annual Returns - AMCAP FUND	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class F-2	31.28%	12.33%	10.30%	10.97%	Aug. 01, 2008
Class A	23.42%	10.77%	9.41%	11.25%	May 01, 1967
Class C	29.01%	11.25%	9.38%	7.88%	Mar. 15, 2001
Class F-1	30.92%	12.03%	10.01%	8.24%	Mar. 16, 2001
Class F-3	31.41%	12.45%		11.15%	Jan. 27, 2017
Class 529-A	26.34%	11.24%	9.60%	8.43%	Feb. 15, 2002
Class 529-C	28.92%	11.20%	9.57%	8.49%	Feb. 19, 2002
Class 529-E	30.60%	11.78%	9.75%	8.15%	Mar. 07, 2002
Class 529-F-1	31.14%	12.24%	10.22%	9.98%	Sep. 17, 2002
Class 529-F-2	31.31%			9.54%	Oct. 30, 2020
Class 529-F-3	31.30%			9.59%	Oct. 30, 2020
Class R-1	29.99%	11.23%	9.21%	8.46%	Jun. 26, 2002
Class R-2	29.96%	11.23%	9.22%	7.93%	May 21, 2002
Class R-2E	30.36%	11.56%		9.11%	Aug. 29, 2014
Class R-3	30.59%	11.72%	9.70%	8.57%	Jun. 04, 2002
Class R-4	30.94%	12.06%	10.03%	8.69%	May 20, 2002
Class R-5E	31.24%	12.29%		10.78%	Nov. 20, 2015
Class R-5	31.37%	12.40%	10.36%	9.00%	May 15, 2002
Class R-6	31.41%	12.46%	10.42%	13.48%	May 01, 2009
After Taxes on Distributions | Class F-2	30.16%	10.96%	8.67%
After Taxes on Distributions and Sale of Fund Shares | Class F-2	19.27%	9.68%	8.02%
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	26.29%	15.69%	12.03%	11.23%	Aug. 01, 2008

After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.